Guarantees, Commitments and Pledged Assets (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Schedule of Various Guarantees and Indemnifications	The various guarantees and indemnifications that the Bank provides with respect to its customers and other third parties are presented below:

	2021	2020
As at October 31 ($ millions)	Maximum potential amount of future payments (1)	Maximum potential amount of future payments (1)
Standby letters of credit and letters of guarantee	$37,277	$34,836
Liquidity facilities	4,942	4,248
Derivative instruments	4,203	4,866
Indemnifications	1,306	1,390

(1)
The maximum potential amount of future payments represents those guarantees that can be quantified and excludes other guarantees that cannot be quantified. As many of these guarantees will not be drawn upon and the maximum potential amount of future payments listed above does not consider the possibility of recovery under recourse or collateral provisions, the above amounts are not indicative of future cash requirements, credit risk, or the Bank’s expected losses from these arrangements.

Summary of Other Indirect Commitments
The table below provides a detailed breakdown of the Bank’s other indirect commitments expressed in terms of the contractual amounts of the related commitment or contract which are not reflected on the Consolidated Statement of Financial Position.

As at October 31 ($ millions)	2021	2020
Commercial letters of credit	$1,320	$682
Commitments to extend credit (1)
Original term to maturity of one year or less	74,053	85,997
Original term to maturity of more than one year	165,726	149,377
Securities lending	59,506	53,082
Securities purchase and other commitments	1,040	1,095
Total	$301,645	$290,233

(1)	Includes liquidity facilities.

Summary of Carrying Value Of Pledged Assets and Details of Related Activities
In the ordinary course of business, securities and other assets are pledged against liabilities. As well, securities are sold under repurchase agreements. The carrying value of pledged assets and details of related activities are shown below.

As at October 31 ($ millions)	2021	2020
Assets pledged to:
Bank of Canada (1)	$184	$168
Foreign governments and central banks (1)	2,589	4,165
Clearing systems, payment systems and depositories (1)	1,345	1,353
Assets pledged in relation to exchange-traded derivative transactions	6,105	5,356
Assets pledged in relation to over-the-counter derivative transactions	16,018	16,997
Assets pledged as collateral related to securities borrowing and lending	160,794	136,193
Assets pledged in relation to covered bond program (Note 15) (2)	34,683	31,484
Assets pledged in relation to other securitization programs (Note 15)	2,680	4,600
Assets pledged under CMHC programs (Note 14)	26,932	30,134
Other	1,140	1,420
Total assets pledged	$252,470	$231,870
Obligations related to securities sold under repurchase agreements (3)	100,083	121,918
Total (4)	$352,553	$353,788

(1)	Includes assets pledged in order to participate in clearing and payment systems and depositories, or pledged to have access to the facilities of central banks in foreign jurisdictions.
(2)	Excludes mortgages related to covered bonds held by the Bank or pledged to the Bank of Canada as part of its term repo program.
(3)	Includes the Bank of Canada term repo program.
(4)	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.